Submission	Oct. 06, 2025
Submission [Line Items]
Central Index Key	0000809559
Registrant Name	TCW STRATEGIC INCOME FUND INC
Registration File Number	333-289452
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A